SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
Summary of share repurchase

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2011	1,825,800	7,303,200	1.31-3.75	2,654
2012	5,955,796	23,823,184	0.89-1.38	7,396
2013	3,538,100	14,152,399	1.27-1.99	6,638
	11,319,696	45,278,783		16,688